Net Gain from Measurement of Financial Instruments at Fair Value Through Profit or Loss - Summary of Net gain from Measurement of Financial Instruments (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss		$ 974,315,271	$ 140,628,194	$ 101,180,879
Gain from government securities [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss		865,879,163	57,126,332	102,604,333
Gain from private securities [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss		69,409,820	61,459,868	7,539,266
Gain / (loss) from derivative financial instruments Forward transactions [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss		18,037,949	2,344,673
Gain / (loss) from derivative financial instruments Put options [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss				(6,343,607)
Gain / (loss) from other financial assets [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss		1,196,753	(82,161)	(87,773)
Gain / (Loss) from sales or decreases of financial assets at fair value
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss	[1]	3,487,653	21,021,354	(6,299,617)
Gain / (loss) from equity instruments at fair value through profit or loss one [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss		24,116,731	$ (1,241,872)	4,336,450
Loss from derivative financial instruments Forwards Transactions [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss				$ (568,173)
Loss from derivative financial instruments Option [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss		$ (7,812,798)

[1]	Net amount of reclassifications to profit of instruments classified at fair value through other comprehensive income that were derecognized or charged during the fiscal year.